Consolidated Income Statements $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 MXN ($) $ / shares	Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 291,746	$ 279,793	$ 245,088
Cost of goods sold			158,570	151,057	134,228
Gross profit			133,176	128,736	110,860
Administrative expenses			15,043	13,678	12,820
Selling expenses			76,664	74,423	63,278
Other income			4,109	4,217	1,981
Other expenses			3,474	4,936	3,253
Interest expense			8,130	7,532	7,102
Interest income			2,369	3,040	3,188
Foreign exchange gain (loss), net			20	304	(1,046)
Gain on monetary position for subsidiaries in hyperinflationary economies			383	216	93
Market value gain on financial instruments			412	67	169
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method			37,158	36,011	28,792
Income taxes			12,673	11,768	8,781
Share in the profit of equity accounted investees, net of income taxes			531	306	215
Consolidated net income			25,016	24,549	20,226
Attributable to:
Equity holders of the parent			23,845	23,729	19,536
Non-controlling interest			1,171	820	690
Consolidated net income			$ 25,016	$ 24,549	$ 20,226
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (per share) | (per share)		$ 1.42	$ 1.42	$ 1.41	$ 1.16
Diluted controlling interest net income (per share) | $ / shares			$ 1.42	$ 1.41	$ 1.16
Sale of products
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 291,147	$ 279,030	$ 244,264
Services rendered and Other operating revenues
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 599	$ 763	$ 824
Currency in which supplementary information is displayed
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 16,203
Cost of goods sold	[1]	8,807
Gross profit	[1]	7,396
Administrative expenses	[1]	835
Selling expenses	[1]	4,258
Other income	[1]	228
Other expenses	[1]	193
Interest expense	[1]	452
Interest income	[1]	132
Foreign exchange gain (loss), net	[1]	1
Gain on monetary position for subsidiaries in hyperinflationary economies	[1]	21
Market value gain on financial instruments	[1]	23
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	[1]	2,064
Income taxes	[1]	704
Share in the profit of equity accounted investees, net of income taxes	[1]	29
Consolidated net income	[1]	1,389
Attributable to:
Equity holders of the parent	[1]	1,324
Non-controlling interest	[1]	65
Consolidated net income	[1]	$ 1,389
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (per share) | $ / shares	[1]	$ 0.08
Diluted controlling interest net income (per share) | $ / shares	[1]	$ 0.08
Currency in which supplementary information is displayed | Sale of products
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 16,170
Currency in which supplementary information is displayed | Services rendered and Other operating revenues
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 33

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3